TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Trade payables	$ 1,309,067	$ 711,011
Accruals	259,325	455,241
Other payables	749,438	14,732
Total trade and other current payables	$ 2,317,830	$ 1,180,984